Particulars of the subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Particulars of the subsidiaries
Schedule of list of the principal subsidiaries

The following is a list of the principal subsidiaries at 31 December 2018 and 2019:

	Place of
	incorporation/	Registered capital/		Interest held
Name	establishment	issued share capital	Principal activities	2018	2019
Directly hold:
Dragon Jade Holdings Limited	British Virgin Islands (The “BVI”)	Registered capital of 1 share without par value	Investment holding and provision of management services	100%	100%
(龍翠控股有限公司)
Stargaze Wealth Limited	BVI	Registered capital of 50,000 shares without par value	Investment holding and provision of management services	100%	100%
(遙望星空有限公司)
Indirectly hold:
Peng Oi Investment (Hong Kong) Holdings Limited	Hong Kong	10,000 ordinary shares	Investment holding and provision of management services	100%	100%
(鵬愛投資(香港)集團有限公司)
Peng Yida Business Consulting (Shenzhen) Co.,Ltd	The PRC	Registered capital of Hong Kong dollar 98,000,000	Investment holding and provision of management services	100%	100%
(鵬意達商務諮詢(深圳)有限公司)
Shenzhen Pengai Hospital Investment Management Co., Ltd.	The PRC	Registered capital of RMB10,000,000	Investment holding and provision of management services	100%	100%
(深圳鵬愛醫院投資管理有限公司)
China Aesthetic Healthcare Holdings (Singapore) Pte. Ltd.	Singapore	Singapore dollars 10	Investment holding and provision of management services	100%	100%
(中國醫美控股(新加坡)有限公司)
Shenzhen Pengcheng General Hospital Co., Ltd.	The PRC	Registered capital of RMB36,000,000	Provision of aesthetic medical services and general healthcare services	100%	100%
(深圳鵬程醫院有限公司)
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB30,000,000	Provision of aesthetic medical services	100%	100%
(深圳鵬愛醫療美容醫院有限公司)
Shenzhen Pengai Beauty Promise Cosmetic Co., Ltd.	The PRC	Registered capital of RMB100,000	Sales of cosmetic products	100%	100%
(深圳市鵬愛美麗約定美容有限公司)
Nanchang Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB5,000,000	Provision of aesthetic medical services	70%	51%
(南昌鵬愛醫療美容門診部有限公司)
Haikou Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	87%	87%
(海口鵬愛醫療美容門診部有限公司)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB6,000,000	Provision of aesthetic medical services	65.5%	65.5%
(惠州鵬愛醫療美容醫院有限公司)
Shenzhen Guangji General Clinic Co., Ltd.	The PRC	Registered capital of RMB6,000,000	Provision of aesthetic medical and general healthcare services	100%	—
(深圳廣濟門診部有限公司)
Jinan Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB5,210,000	Provision of aesthetic medical services	—	95%
(濟南鵬愛美容整形醫院有限公司)

	Place of
	incorporation/	Registered capital/		Interest held
Name	establishment	issued share capital	Principal activities	2018	2019
Yantai Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB7,290,000	Provision of aesthetic medical services	94%	—
(煙台鵬愛美容整形醫院有限公司)
Shanghai Nishizhen Medical Technology Co., Ltd.	The PRC	Registered capital of RMB500,000	Provision of medical aesthetic technical consulting and management services	100%	100%
(上海逆時針醫療科技有限公司)
Shenzhen Pengai Culture Broadcast Co., Ltd.	The PRC	Registered capital of RMB1,000,000	Provision of cultural, artistic activities, corporate image, exhibition planning and advertising service	100%	100%
(深圳市鵬愛文化傳播有限公司)
Changsha Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB500,000	Provision of aesthetic medical services	79%	89%
(長沙鵬愛醫療美容有限公司)
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB2,500,000	Provision of aesthetic medical services	80%	80%
(上海鵬愛醫療美容門診部有限公司)
Newa Medical Aesthetics Limited	Hong Kong	1,000,000 ordinary shares	Provision of aesthetic medical services	100%	100%
Chongqing Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB2,500,000	Provision of aesthetic medical services	95%	100%
(重慶鵬愛醫療美容門醫院有限公司)
Guangzhou Pengai Medical Aesthetic Clinic Co., Ltd.	The PRC	Registered capital of RMB9,660,000	Provision of aesthetic medical services	85%	85%
(廣州鵬愛醫療美容門診部有限公司)
Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd.	The PRC	Registered capital of RMB12,000,000	Provision of aesthetic medical services	89%	89%
(深圳鵬愛秀琪醫療美容醫院有限公司)
Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd. (“Baotou Yueji”)	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	51%	51%
(包頭鵬愛悅己醫療美容門診有限公司)
Yinchuanshi Pengai Yueji Aesthetic Medical Clinic Co. Ltd.	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	51%	51%
(銀川市鵬愛悅己醫療美容門診部有限公司)
Chengdu Pengai Yueji Medical Aesthetic Clinic Co., Ltd. (成都鵬愛悅己醫療美容門診部有限公司)	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	70%	70%

Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. (杭州鹏爱医疗美容门诊部有限公司)	The PRC	Registered capital of RMB2,500,000	Provision of aesthetic medical services	80%	80%